Item 1. Report to Shareholders

T. Rowe Price International Growth & Income Fund
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Certified Financials

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T. Rowe Price International Growth & Income Fund
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Certified Financials (Unaudited)


Financial Highlights             For a share outstanding throughout each period
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International Growth & Income shares


                6 Months        Year                            12/21/98
                   Ended       Ended                             Through
                 4/30/03    10/31/02    10/31/01    10/31/00    10/31/99
--------------------------------------------------------------------------------

NET ASSET VALUE

Beginning of
period         $    7.34   $    8.19   $   10.75   $   11.00   $   10.00

Investment activities

  Net investment
  income (loss)     0.04*       0.09*       0.11*       0.14        0.16*

  Net realized
  and unrealized
  gain (loss)       0.27       (0.84)      (1.90)       0.03**      0.84

  Total from investment
  activities        0.31       (0.75)      (1.79)       0.17        1.00

Distributions

  Net investment
  income           (0.08)      (0.10)      (0.13)      (0.19)         --

  Net realized
  gain             (0.01)         --       (0.64)      (0.23)         --

  Total
  distributions    (0.09)      (0.10)      (0.77)      (0.42)         --

NET ASSET VALUE

End of period  $    7.56   $    7.34   $    8.19   $   10.75   $   11.00
--------------------------------------------------------------------------------

Ratios/Supplemental Data

Total return^       4.28%*        (9.31)%*   (17.99)%*     1.43%*     10.00%*

Ratio of total
expenses to
average net
assets              1.25%*!        1.25%*      1.25%*      1.25%*      1.25%!*

Ratio of net
investment
income (loss)
to average
net assets          1.72%*!        1.25%*      1.24%*      1.24%*      1.87%!*

Portfolio
turnover rate       75.7%!         24.6%        8.5%       32.2%       35.8%!

Net assets,
end of period
(in thousands) $  16,125      $  10,654   $   8,500   $  10,118   $   9,776


^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

* Excludes expenses in excess of a 1.25% contractual expense limitation in effect through 2/28/05.

** The amount presented is calculated pursuant to a methodology prescribed by the Securities and Exchange Commission for a share outstanding throughout the period. This amount is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.

!    Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price International Growth & Income Fund
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Certified Financials (Unaudited)


Financial Highlights             For a share outstanding throughout each period
--------------------------------------------------------------------------------

International Growth & Income-Advisor Class shares

                                                  6 Months              9/30/02
                                                     Ended              Through
                                                   4/30/03             10/31/02

NET ASSET VALUE
Beginning of period                        $          7.34      $          7.10

Investment activities

  Net investment income (loss)                        0.06*                  --

  Net realized and unrealized gain (loss)             0.26                 0.24

  Total from investment activities                    0.32                 0.24

Distributions

  Net investment income                              (0.08)                  --

  Net realized gain                                  (0.01)                  --

  Total distributions                                (0.09)                  --

NET ASSET VALUE

End of period                              $          7.57      $          7.34
--------------------------------------------------------------------------------

Ratios/Supplemental Data

Total return^                                        4.42%*               3.38%*

Ratio of total expenses to
average net assets                                  1.15%!*              1.15%!*

Ratio of net investment
income (loss) to average
net assets                                          1.63%!*              0.06%!*

Portfolio turnover rate                             75.7%!                 24.6%

Net assets, end of period
(in thousands)                             $           108      $           103

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

* Excludes expenses in excess of a 1.15% contractual expense limitation in effect through 02/28/04

!    Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price International Growth & Income Fund
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Certified Financials (Unaudited)


Financial Highlights             For a share outstanding throughout each period
--------------------------------------------------------------------------------

International Growth & Income-R Class shares

                                                  6 Months              9/30/02
                                                     Ended              Through
                                                   4/30/03             10/31/02

NET ASSET VALUE

Beginning of period                        $          7.34      $          7.10

Investment activities

  Net investment income (loss)                        0.05*                  --

  Net realized and unrealized gain (loss)             0.25                 0.24

  Total from investment activities                    0.30                 0.24

Distributions

  Net investment income                              (0.08)                  --

  Net realized gain                                  (0.01)                  --

  Total distributions                                (0.09)                  --

NET ASSET VALUE

End of period                              $          7.55      $          7.34
--------------------------------------------------------------------------------

Ratios/Supplemental Data

Total return^                                         4.14%*              3.38%*

Ratio of total expenses to
average net assets                                   1.40%!*             1.40%!*

Ratio of net investment
income (loss) to average
net assets                                           1.44%!*           (0.19)%!*

Portfolio turnover rate                              75.7%!               24.6%

Net assets, end of period
(in thousands)                             $           108      $           103

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

* Excludes expenses in excess of a 1.40% contractual expense limitation in effect through 02/28/04.

!    Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price International Growth & Income Fund
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Certified Financials (Unaudited)                                April 30, 2003


Portfolio of Investments                                Shares            Value
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                                                                   In thousands

EUROPE/FAR EAST  4.8%

Common Stocks  4.8%

iShares MSCI EAFE (USD)                              7,800      $           779

Total Europe/Far East (Cost $763)                                           779

FOREIGN/EUROPE  1.0%

Common Stocks  1.0%

iShares MSCI EMU (USD)                               3,500                  159

Total Foreign/Europe (Cost $159)                                            159

AUSTRALIA  7.1%

Common Stocks  7.1%

Australia & New Zealand Banking                     12,755                  149

AXA Asia Pacific                                    48,101                   67

BHP Steel                                           28,230                   60

Boral                                               28,893                   86

Coles Myer                                          11,671                   50

Lion Nathan (NZD)                                   10,644                   37

Macquarie Bank                                       4,051                   64

National Australia Bank                              4,363                   89

Nufarm                                              15,686                   41

PaperlinX                                           22,311                   72

Publishing & Broadcasting                           11,983                   66

QBE Insurance                                       14,184                   76

Santos                                              29,083                  106

Westfield Trust                                     67,252                  144

Westpac Banking                                      5,938                   59

Total Australia (Cost $1,030)                                             1,166

AUSTRIA                                                                     0.2%

Common Stocks  0.2%

Voest-Alpine                                         1,116                   31

Total Austria (Cost $28)                                                     31

BELGIUM  1.3%

Common Stocks  1.3%

Dexia                                                5,524      $            64

KBC Bank                                             1,733                   61

Solvay                                               1,301                   92

Total Belgium (Cost $222)                                                   217

BERMUDA  0.6%

Common Stocks  0.6%

Yue Yuen Industrial (HKD)                           52,000                  107

Total Bermuda (Cost $66)                                                    107

BRAZIL  0.6%

Common Stocks  0.6%

Gerdau ADR (USD)                                     3,500                   42

Petroleo Brasileiro (Petrobras) ADR (USD)            2,900                   50

Total Brazil (Cost $96)                                                      92

CHILE  0.2%

Common Stocks  0.2%

Banco Santander ADR (USD) *                          1,500                   33

Total Chile (Cost $30)                                                       33

DENMARK  0.7%

Common Stocks  0.7%

Danisco                                              1,882                   69

TDC A/S                                              1,672                   42

Total Denmark (Cost $119)                                                   111

FINLAND 0.5%

Common Stocks 0.5%

Kesko (misc. symbol)                                 7,312                   83

Total Finland (Cost $88)                                                     83

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FRANCE  9.9%

Common Stocks  9.9%

Accor                                                2,058      $            68

Assurances Generales de France                       1,768                   59

Aventis (misc. symbol)                               3,108                  158

AXA                                                    181                    3

AXA ADR (USD)                                        2,100                   32

BNP Paribas                                          4,115                  194

CNP Assurances                                       1,761                   71

Compagnie de Saint-Gobain                            1,442                   50

LVMH                                                   447                   20

Michelin                                               702                   26

Pernod-Ricard                                          841                   74

Publicis Groupe                                      5,881                  130

Renault                                              2,153                   93

Sanofi-Synthelabo                                    3,752                  224

Schneider Electric *                                 2,867                  136

Societe Generale                                     1,950                  119

TotalFinaElf, Series B                                 923                  121

TotalFinaElf ADR (USD)                                 600                   39

Total France (Cost $1,599)                                                1,617


GERMANY  6.4%

Common Stocks  6.1%

Allianz                                                333                   24

Altana (misc. symbol)                                3,611                  178

AXA Colonia Konzern                                    494                   19

BASF (misc. symbol)                                  1,197                   53

DaimlerChrysler ADR (USD)                            1,900                   62

Deutsche Bank                                        1,496                   78

E.On (misc. symbol)                                  3,689                  177

Gehe (misc. symbol)                                  1,795                   71

Hannover Reckversicherungs *                         1,680                   44

HeidelbergCement                                     1,043                   32

Jenoptik                                             2,625                   31

MAN                                                  1,779                   32

RWE (misc. symbol)                                   1,418                   38

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SAP                                                    710      $            73

Siemens                                                649                   32

Volkswagen (misc. symbol)                            1,266                   45

                                                                            989

Preferred Stocks  0.3%

Hugo Boss (misc. symbol)                             3,689                   51

                                                                             51

Total Germany (Cost $1,157)                                               1,040

GREECE  0.3%

Common Stocks  0.3%

Athens Water Supply & Sewage                         6,380                   24

Commercial Bank of Greece                            1,340                   19

Total Greece (Cost $49)                                                      43

HONG KONG  2.9%

Common Stocks  2.9%

Esprit                                              12,000                   23

Hong Kong Electric                                  34,500                  138

Hutchison Whampoa                                   36,800                  205

Swire Pacific, Series A                             26,000                  103

Total Hong Kong (Cost $488)                                                 469

IRELAND  0.4%

Common Stocks  0.4%

Anglo Irish Bank                                     7,950                   60

Total Ireland (Cost $58)                                                     60

ITALY 5.2%

Common Stocks 5.2%

Banca Intesa                                         9,505                   25

Banca Popolare di Bergamo (misc. symbol)             3,013                   60

ENI (misc. symbol)                                   6,694                   96

ENI SPA ADR (USD)                                    1,500                  107

Italcementi                                          2,155                   22

Mondadori                                            8,921                   63

Parmalat Finanz (misc. symbol)                      32,936      $            84

RAS                                                  4,505                   65

Saipem (misc. symbol)                               12,217                   85

San Paolo IMI (misc. symbol)                         3,832                   32

San Paolo IMI ADR (USD)                              1,500                   25

Telecom Italia (Ordinary shares) (misc. symbol)      4,550                   37

Telecom Italia Mobile                               30,865                  146

Total Italy (Cost $859)                                                     847

JAPAN  14.3%

Common Stocks  14.3%

77 Bank                                              9,000                   38

Bank of Yokohama (misc. symbol)                     15,000                   53

Canon                                                2,000                   81

Dai Nippon Printing                                  5,000                   49

Denso                                                5,200                   74

Goldcrest                                            1,300                   32

Hitachi                                              4,000                   13

Hitachi ADR (USD)                                      800                   27

Honda Motor                                            500                   17

Honda Motor ADR (USD)                                3,600                   60

JGC                                                  4,000                   28

Kao                                                  2,000                   36

KDDI                                                    41                  125

Kirin Brewery                                        5,000                   39

Kuraray                                             10,000                   57

Mazda Motor (misc. symbol)                          30,000                   53

Mitsubishi                                           8,000                   48

Mitsubishi Heavy Industries                         47,000                  105

Nec Soft                                             1,400                   21

Nippon Express                                      18,000                   67

Nippon Mining Holdings (misc. symbol)               13,500                   24

Nippon Yusen                                        21,000                   71

Nipro                                                3,000                   48

Nomura Securities                                    4,000                   40

Promise                                              1,600                   52

Sammy Corporation                                      700                   14

SANYO SHOKAI                                         6,000      $            32

Sekisui House                                        8,000                   59

Shimadzu                                            10,000                   25

Sompo Japan Insurance                               24,000                  110

Sony                                                   400                   10

Sony ADR (USD)                                       1,500                   37

Sumitomo                                            11,000                   44

Sumitomo Mitsui Financial Group (misc. symbol)          10                   16

Takeda Chemical Industries                           2,600                   95

TDK                                                    100                    3

TDK ADR (USD)                                          500                   17

Terumo                                               3,900                   65

Toho Gas                                            26,000                   72

Tohoku Electric Power                                9,200                  147

Tonen General Sekiyu                                 6,000                   38

Toyota Motor                                         7,000                  159

Yamaha                                               3,000                   34

Yamanouchi Pharmaceutical                            3,000                   76

Yoshinoya D&C                                           15                   22

Total Japan (Cost $2,941)                                                 2,333

MEXICO  1.0%

Common Stocks  1.0%

America Movil ADR, Series L (USD)                    1,000                   17

Carso Global Telecom *                              22,700                   26

Cemex Participating Certificates (Represents 2
Series A and 1 Series B shares)                      7,375                   33

Femsa UBD Units (Represents 1 Series B
and 4 Series D shares)                               9,000                   34

Grupo Elektra                                        4,900                   13

Telmex ADR, Series L (USD)                           1,600                   48

Total Mexico (Cost $155)                                                    171

NETHERLANDS  4.0%

Common Stocks  4.0%

ABN Amro ADR (USD)                                   3,000                   50

ABN Amro Holdings                                      250                    4

Akzo Nobel                                           2,681                   60

Corio                                                1,612                   48

CSM                                                  2,491      $            49

DSM                                                  1,083                   47

European Aeronautic Defense & Space                  5,050                   47

Fortis (misc. symbol)                                5,999                  100

Hagemeyer                                            3,767                   18

ING Groep                                            3,900                   63

Koninklijke Numico                                   9,324                   87

OCE                                                  1,509                   14

Reed Elsevier (misc. symbol)                         2,593                   30

Royal Dutch Petroleum ADR (USD)                        800                   33

Total Netherlands (Cost $910)                                               650

NEW ZEALAND  0.3%

Common Stocks  0.3%

Fisher & Paykel Healthcare                           9,778                   59

Total New Zealand (Cost $46)                                                 59

NORWAY  1.1%

Common Stocks  1.1%

Norsk Hydro (misc. symbol)                           2,173                   92

Statoil                                             11,515                   91

Total Norway (Cost $175)                                                    183

SINGAPORE 1.4%

Common Stocks 1.4%

Fraser & Neave Limited                               4,000                   18

Sembcorp Industries                                145,000                   96

Singapore Land                                      30,000                   57

United Overseas Bank                                 9,336                   55

Total Singapore (Cost $216)                                                 226

SOUTH KOREA  0.9%

Common Stocks  0.9%

SK Telecom ADR (USD)                                 9,260                  141

Total South Korea (Cost $203)                                               141

SPAIN  1.9%

Common Stocks  1.9%

Banco Santander Central Hispano                        354      $             3

Banco Santander Central Hispano ADR (USD)            4,100                   32

Endesa                                               4,552                   65

Endesa ADR (USD)                                     4,000                   57

Grupo Dragados                                       3,474                   66

Iberdrola                                            5,958                   96

Total Spain (Cost $313)                                                     319

SWEDEN  4.2%

Common Stocks  4.2%

Autoliv                                              1,800                   44

Electrolux, Series B (misc. symbol)                  6,499                  122

ForeningsSparbanken, Series A                        5,586                   76

Nordea (misc. symbol)                               35,483                  188

Peab AB                                              7,391                   41

Svenska Handelsbanken, Series A                      8,232                  131

Tele2 AB, Series B *(misc. symbol)                   2,608                   87

Total Sweden (Cost $630)                                                    689


SWITZERLAND  2.6%

Common Stocks  2.6%

Hero                                                   560                   68

Kaba                                                   122                   17

Novartis                                             1,391                   55

Schindler Holding *                                    661                  118

Swisscom                                               358                  111

UBS                                                    874                   42

Vontobel *                                           1,766                   24

Total Switzerland (Cost $449)                                               435

UNITED KINGDOM  23.2%

Common Stocks  23.2%

Abbey National                                       3,529      $            25

Aegis                                               48,513                   57

Alliance & Leicester                                 5,589                   73

Alliance Unichem                                     5,872                   43

Anglo American                                       5,570                   80

Associated British Foods                            15,677                  135

AstraZeneca                                          2,461                   97

AstraZeneca ADR (USD)                                2,600                  104

Aviva                                               10,708                   75

Barclays                                            12,549                   87

Barclays ADR (USD)                                   3,900                  109

BBA                                                 16,705                   52

BP ADR (USD)                                        12,300                  475

Bradford & Bingley                                  11,622                   61

British Aerospace                                   11,386                   23

Cable & Wireless                                    31,601                   38

Cadbury Schweppes ADR (USD)                          2,400                   54

Centrica                                            18,589                   49

Enterprise Inns                                      3,908                   39

FKI                                                 30,094                   36

Galen                                                6,850                   48

GKN                                                  3,800                   13

GlaxoSmithKline ADR (USD)                            3,600                  146

HBOS                                                14,747                  173

Hilton Group                                        26,185                   64

HSBC Holdings                                       12,192                  134

Imperial Chemical                                      632                    1

Imperial Chemical ADR (USD)                          2,600                   22

iShares MSCI United Kingdom (USD)                    5,600                   69

J. Sainsbury                                        23,033                   87

Kingfisher                                          21,172                   83

Lloyds TSB Group ADR (USD)                           1,800                   48

Marks & Spencer                                     14,648                   68

National Grid Group                                  2,679                   18

Persimmon                                            6,117      $            41

Pilkington                                          35,188                   34

RAC                                                  3,157                   23

Rolls Royce                                         34,487                   50

Royal & Sun Alliance                                13,845                   24

Royal Bank of Scotland                               1,309                   34

Shell Transport & Trading ADR (USD)                  9,400                  339

Spirent                                             25,800                    9

Standard Chartered                                   7,700                   86

Tesco                                               10,827                   34

United Utilities                                     9,972                   96

Vodafone ADR (USD)                                  16,700                  330

Total United Kingdom (Cost $4,264)                                        3,786


SHORT-TERM INVESTMENTS  3.0%

Money Market Funds  3.0%

T. Rowe Price Reserve Investment
Fund, 1.30%#                                       488,877                  489

Total Short-Term Investments (Cost $489)                                    489

SECURITIES LENDING COLLATERAL  10.2%

Money Market Pooled Account 10.2%

Investment in money market pooled
account managed by JPMorgan Chase Bank,
London (Cost $1,677)                             1,677,422                1,677



Total Securities Lending Collateral
(Cost $1,677)                                                             1,677

Total Investments in Securities
110.2% of Net Assets (Cost $19,279)                                     $18,012

Other Assets Less Liabilities                                            (1,671)

NET ASSETS                                                              $16,341
                                                                        -------


#    Seven-day yield

*    Non-income producing

(misc. symbol)   All or a portion of this security is on loan at
     April 30, 2003 - See Note 2

ADR  American Depository Receipts

HKD  Hong Kong dollar

NZD  New Zealand dollar

USD  United States dollar

The accompanying notes are an integral part of these financial statements.

T. Rowe Price International Growth & Income Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)                                April 30, 2003




Statement of Assets and Liabilities
--------------------------------------------------------------------------------
In thousands


Assets

Investments in securities, at value (cost $19,279)         $   18,012

Receivable for shares sold                                      1,098

Other assets                                                    1,056

Total assets                                                   20,166

Liabilities

Payable for investment securities purchased                     1,415

Obligation to return securities lending
collateral                                                      1,677

Other liabilities                                                 733

Total liabilities                                               3,825

NET ASSETS                                                 $   16,341
                                                           ----------

Net Assets Consist of:

Undistributed net investment income (loss)                 $      108

Undistributed net realized gain (loss)                         (1,803)

Net unrealized gain (loss)                                     (1,269)

Paid-in-capital applicable to 2,162,136 shares of
$0.01 par value capital stock outstanding;
2,000,000,000 shares of the Corporation authorized             19,305

NET ASSETS                                                 $   16,341

NET ASSET VALUE PER SHARE

International Growth & Income shares
($16,125,286/2,133,582 shares outstanding)                 $     7.56

International Growth & Income-Advisor Class shares
($107,874/14,259 shares outstanding)                       $     7.57

International Growth & Income-R Class shares
($107,915/14,295 shares outstanding)                       $     7.55

The accompanying notes are an integral part of these financial statements.

T. Rowe Price International Growth & Income Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)


Statement of Operations
--------------------------------------------------------------------------------
In thousands

                                                             6 Months
                                                                Ended
                                                              4/30/03

Investment Income (Loss)

Income

  Dividend (net of foreign taxes of $22)                   $      186

  Securities lending                                                2

  Interest                                                          1

  Total income                                                    189

Expenses

  Custody and accounting                                           75

  Registration                                                     35

  Shareholder servicing

     International Growth & Income shares                          31

  Legal and audit                                                  15

  Directors                                                         3

  Prospectus and shareholder reports

     International Growth & Income shares                           3

  Miscellaneous                                                     3

  Reimbursed by manager                                           (85)

  Total expenses                                                   80

Net investment income (loss)                                      109

Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                                     (783)

  Foreign currency transactions                                    (3)

  Net realized gain (loss)                                       (786)

Change in net unrealized gain (loss)

  Securities                                                    1,297

  Other assets and liabilities

  denominated in foreign currencies                                (7)

  Change in net unrealized gain (loss)                          1,290

Net realized and unrealized gain (loss)                           504

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $      613
                                                           ----------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price International Growth & Income Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)


Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands


                                                  6 Months                 Year
                                                     Ended                Ended
                                                   4/30/03             10/31/02

Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)             $           109      $           132

  Net realized gain (loss)                            (786)                (997)

  Change in net unrealized gain (loss)               1,290                 (269)

  Increase (decrease) in net assets from
  operations                                           613               (1,134)

Distributions to shareholders

   Net investment income

     International Growth & Income shares             (128)                (109)

     International Growth & Income-Advisor
     Class shares                                       (1)                  --

     International Growth & Income-R Class
     shares                                             (1)                  --

    Net realized gain
     International Growth &
     Income shares                                     (16)                  --

  Decrease in net assets from distributions           (146)                (109)

Capital share transactions *

  Shares sold

     International Growth & Income shares           12,789               20,241

     International Growth & Income-Advisor
     Class shares                                      164                  100

     International Growth & Income-R Class
     shares                                             --                  100

  Distributions reinvested

     International Growth & Income shares              128                   91

     International Growth & Income-Advisor
     Class shares                                        1                   --

     International Growth & Income-R
     Class shares                                        1                   --

  Shares redeemed

     International Growth & Income shares           (7,905)             (16,928)

     International Growth & Income-Advisor
     Class shares                                     (165)                  --

  Increase (decrease) in net assets from
  capital share transactions                         5,013                3,604

Net Assets

Increase (decrease) during period                    5,480                2,361

Beginning of period                                 10,861                8,500

End of period                              $        16,341      $        10,861
--------------------------------------------------------------------------------

*Share information

  Shares sold

     International Growth & Income shares            1,750                2,446

     International Growth & Income-Advisor
     Class shares                                       24                   14

     International Growth & Income-R Class
     shares                                             --                   14

   Distributions reinvested

     International Growth & Income shares               18                   11

   Shares redeemed

     International Growth & Income shares           (1,085)              (2,044)

     International Growth & Income-Advisor
     Class shares                                      (24)                  --

  Increase (decrease) in shares outstanding            683                  441

The accompanying notes are an integral part of these financial statements.

T. Rowe Price International Growth & Income Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)                                April 30, 2003



Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The International Growth & Income Fund (the fund), a diversified, open-end management investment company, is one of the portfolios established by the corporation. The fund seeks long-term growth of capital and reasonable income through investments primarily in the common stocks of well-established, dividend-paying, non-U.S. companies. The fund has three classes of shares: International Growth & Income Fund, offered since December 21, 1998, International Growth & Income Fund-Advisor Class (Advisor Class), offered since September 30, 2002, and International Growth & Income Fund-R Class (R Class), offered since September 30, 2002. Advisor Class shares are offered only through brokers and other financial intermediaries, and R Class shares are only available to small retirement plans serviced by intermediaries. The Advisor Class and R Class each operate under separate Board-approved Rule 12b-1 plans, pursuant to which each class compensates financial intermediaries for distribution and certain administrative services. Each class has exclusive voting rights on matters related solely to that class, separate voting rights on matters that relate to all classes, and, in all other respects, the same rights and obligations as the other classes.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
Investments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Most foreign markets close before the NYSE. Developments that could affect the values of securities that occur between the close of a foreign market and the close of the NYSE normally will not be reflected in security valuations. However, if such developments are so significant that they will, in the judgment of the officers of the fund, clearly and materially affect the value of securities, the previous closing prices may be adjusted to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

Class Accounting
The Advisor Class and R Class each pay distribution and administrative expenses in the form of Rule 12b-1 fees, in an amount not exceeding 0.25% and 0.50%, respectively, of the class's average net assets. Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. Income distributions are declared and paid by each class on an annual basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Expenses Paid Indirectly
Credits earned on temporarily uninvested cash balances at the custodian are used to reduce the fund's custody charges.

Other
Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At April 30, 2003, the value of loaned securities was $1,622,000; aggregate collateral consisted of $1,677,000 in the money market pooled account.

Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $9,861,000 and $4,790,000, respectively, for the six months ended April 30, 2003.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of April 30, 2003.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of October 31, 2002, the fund had $1,006,000 of unused capital loss carryforwards, of which $1,006,000 expire in 2010.

At April 30, 2003, the cost of investments for federal income tax purposes was $19,279,000. Net unrealized loss aggregated $1,269,000 at period-end, of which $929,000 related to appreciated investments and $2,198,000 related to depreciated investments.

NOTE 4 - FOREIGN TAXES

The fund is subject to foreign income taxes imposed by certain countries in which it invests. Foreign income taxes are accrued by the fund as a reduction of income.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price International, Inc. (the manager), a wholly owned subsidiary of T. Rowe Price Associates, Inc. (Price Associates), which is wholly owned by T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its net assets to those of the group. At April 30, 2003, the effective annual group fee rate was 0.32%.

Under the terms of the investment management agreement, the manager is required to bear any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, through February 28, 2005 for the International Growth &

Income class and through February 28, 2004 for the Advisor Class and R Class, that would cause the class's ratio of total expenses to average net assets (expense ratio) to exceed 1.25% for the International Growth & Income class, 1.15% for the Advisor Class, and 1.40% for the R Class. Thereafter, through February 28, 2007 for the International Growth & Income class and through February 28, 2006 for the Advisor Class and R Class, each class is required to reimburse the manager for these expenses, provided that its average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its expense ratio to exceed 1.25% for the International Growth & Income class, 1.15% for the Advisor Class, and 1.40% for the R Class. Pursuant to these agreements, $43,000 of management fees were not accrued for the six months ended April 30, 2003, and $83,000 of International Growth & Income class expenses, $1,000 of Advisor Class expenses, and $1,000 of R Class expenses were borne by the manager. At April 30, 2003, unaccrued management fees in the amount of $136,000 remain subject to future accrual by the fund through October 31, 2004, and $1,000 through February 28, 2006 and $42,000 through February 28, 2007. At April 30, 2003, $217,000 and $83,000 of International Growth & Income class expenses remain subject to reimbursement through October 31, 2004, and February 28, 2007, respectively. Advisor Class expenses in the amount of $1,000 and R Class expenses in the amount of $1,000 remain subject to reimbursement through February 28, 2006.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share prices and maintains the financial records of the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the International Growth & Income class. Expenses incurred pursuant to these service agreements totaled $82,000 for the six months ended April 30, 2003, of which $13,000 was payable at period-end.

Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund's Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. At April 30, 2003, approximately 6.3% of the outstanding shares of the International Growth & Income Fund class were held by college savings plans.

The fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended April 30, 2003, totaled $2,000 and are reflected as interest income in the accompanying Statement of Operations.


Item 9. Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) At the date of filing this Form N-CSR, the registrant's Principal Executive Officer and Principal Financial Officer are aware of no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     June 12, 2003


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     June 12, 2003


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     June 12, 2003